EMPLOYEE BENEFITS - Schedule of principal assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
Discount rate	5.92%	5.40%
Expected rate of salary increase	3.00%	3.00%
Rate of turnover	2.96%	5.02%
Inflation rate	3.42%	2.99%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years